GENERAL (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Jul. 31, 2019	Dec. 31, 2016
Accumulated deficit	$ 78,010		$ 76,961
Cash and cash equivalents	14,949		20,814
Proceeds from sale of discontinued operations, net	$ 845
RADA Sensors Inc [Member]
Ownership percentage	75.00%
RADA Technologies LLC [Member] | Subsequent Event [Member]
Ownership percentage				25.00%
CACS [Member]
Ownership percentage					80.00%
Decrease of additional paid in capital			$ 254
Percentage on ownership acquired			100.00%
Proceeds from noncontrolling interests			$ 1,500
Loss from sale of subsidiary			$ 159